Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 607,951	$ 525,314
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	104,918	95,876
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	211,292	206,086
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	237,561	168,493
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	38,706	36,546
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 15,474	$ 18,313